Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues to third parties:
Total revenue	$ 118,184,895	$ 87,562,651	$ 260,958,353	$ 139,107,162
Third Parties [Member]
Revenues to third parties:
Total revenue	96,648,366	72,996,313	203,464,110	114,019,674
Third Parties [Member] | Sales of solar cells [Member]
Revenues to third parties:
Total revenue	54,638,399	72,996,313	147,562,435	114,019,674
Third Parties [Member] | Sales of solar modules [Member]
Revenues to third parties:
Total revenue	17,049,791		18,743,155
Third Parties [Member] | Provision of OEM services [Member]
Revenues to third parties:
Total revenue	24,960,176		37,158,520
Related Party [Member]
Revenues to third parties:
Total revenue	21,536,529	14,566,338	57,494,243	25,087,488
Related Party [Member] | Sales of solar cells [Member]
Revenues to third parties:
Total revenue	6,764,604	14,566,338	28,454,484	23,830,234
Related Party [Member] | Sales of solar modules [Member]
Revenues to third parties:
Total revenue	14,660,493		28,928,327
Related Party [Member] | Provision of facilitation services [Member]
Revenues to third parties:
Total revenue			$ 111,432	$ 1,257,254